FAIR VALUE MEASUREMENT - Carrying Amount and Fair Value for Categories of Financial Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets, at carrying amounts	€ 966,448	€ 878,496
Investment	966,448	878,496
Receivables from financing activities
Disclosure of financial assets [line items]
Financial assets, at carrying amounts	966,448	878,496
Investment	966,448	878,496
Client financing
Disclosure of financial assets [line items]
Financial assets, at carrying amounts	950,842	851,209
Investment	950,842	851,209
Dealer Financing
Disclosure of financial assets [line items]
Financial assets, at carrying amounts	15,606	27,287
Investment	15,606	27,287
Debt
Disclosure of financial assets [line items]
Financial liabilities, at carrying amount	2,089,737	1,927,167
Financial liabilities, at fair value	€ 2,103,871	€ 1,921,937